COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Other than the lease commitments and debt obligations as disclosed in the notes to the consolidated financial statements, the Company did not have any significant financial or capital commitments as of December 31, 2024 and 2025, and through the issuance date of these consolidated financial statements.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. Except for the legal proceeding disclosed elsewhere, in the opinion of management, there were no material pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.